Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
State income taxes	$ 3,285	$ 3,915
ESOP loan repayment	1,493	1,529
Receivable and other allowances	1,055	1,631
Goodwill	3,304	2,428
Other assets and liabilities	6,250	2,676
Total deferred tax assets	15,387	12,179
Deferred tax liabilities:
Intangible assets	14,561	18,178
Property, plant and equipment	54,336	51,711
Inventory and other assets and liabilities	10,402	14,538
Total deferred tax liabilities	79,299	84,427
Net deferred tax liability	$ 63,912	$ 72,248